Nature of Operations and Going Concern (Tables)	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Nature Of Operations And Going Concern Tables [Abstract]
Acquisition costs

The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Schedule of income from discontinued operations

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the Three Months Ended
	July 31,
	2013	2012

Revenues	$222,625	$659,790

Costs and expenses:
Instructional costs and services	200,362	569,747
Total costs and expenses	200,362	569,747

Income (loss) from discontinued operations, net of income taxes	$22,263	$90,043

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	July 31,	April 30,
	2013	2013
Assets
Cash and cash equivalents	$-	$-
Accounts receivable, net of allowance of $295,045 and $295,045, respectively	257,322	113,822
Other current assets	-	-
Net assets from discontinued operations	$257,322	$113,822

Liabilities
Accounts payable	$1,178	$1,178
Accrued expenses	202,389	70,201
Deferred revenue	129,250	53,125
Net liabilities from discontinued operations	$332,817	$124,504

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income from discontinued operations:

	For the Four Months Ended		For the Year Ended
	April 30,		December 31,
	2013	2012	2012	2011
		(Unaudited)

Revenues	$140,732	$1,077,875	$2,332,283	$2,131,693

Costs and expenses:
Cost of revenues	126,659	929,362	2,026,928	1,674,127
General and administrative	126,000	-	169,045	-
Total costs and expenses	252,659	929,362	2,195,973	1,674,127

Income (loss) from discontinued operations, net of income taxes	$(111,927)	$148,513	$136,310	$457,566

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	April 30,	December 31,
	2013	2012	2011
Assets
Cash and cash equivalents	$-	$67,750	$-
Accounts receivable, net of allowance of $295,045, $169,045 and $0, respectively	113,822	322,026	632,135
Other current assets	-	3,438	-
Net assets from discontinued operations	$113,822	$393,214	$632,135

Liabilities
Accounts payable	$1,178	$1,178	$679,882
Accrued expenses	70,201	185,395	39,225
Deferred revenue	53,125	39,857	-
Net liabilities from discontinued operations	$124,504	$226,430	$719,107